Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Income From Interests (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interest Income [line items]
Interest on overdrafts	$ 3,250,648	$ 1,886,213
Interest on promissory notes	4,077,348	2,448,911
Interest on personal loans	10,928,385	10,757,018
Interest on corporate unsecured loans	3,018,809	1,989,510
Interest on credit card loans	3,412,689	3,285,212
Interest on mortgage loans	1,968,843	171,077
Interest on automobile and other secured loan	492,218	49,185
Interest on foreign trade loans	1,169,104	584,527
Interest on financial leases	921,149	742,115
Others	1,177,049	351,063
Total	$ 30,416,242	$ 22,264,831